Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
CARILLON SERIES TRUST
Carillon Reams Core Bond Fund
Carillon Reams Core Plus Bond Fund
Carillon Reams Unconstrained Bond Fund
SUPPLEMENT DATED AUGUST 24, 2023
TO THE PROSPECTUS AND SUMMARY
PROSPECTUSES DATED MARCH 1, 2023
Effective immediately, the following changes are made to the Prospectus and Summary Prospectuses of the Carillon Reams Core Bond Fund, the Carillon Reams Core Plus Bond Fund, and the Carillon Reams Unconstrained Bond Fund, as applicable:
In the “Principal Investment Strategies” section on page 2 of the Carillon Reams Core Bond Fund’s Summary Prospectus and the “Summaries – Carillon Reams Core Bond Fund – Principal Investment Strategies” section on page 43 of the Prospectus, the second sentence of the first paragraph is deleted and replaced with the following:
The bonds in which the fund may invest also include other fixed income instruments such as debt securities, to‑be‑announced securities, collateralized loan obligations (“CLOs”) and other similar instruments issued by various U.S. and non‑U.S. public- or private-sector entities.
In the “Principal Investment Strategies” section on page 2 of the Carillon Reams Core Bond Fund’s Summary Prospectus and the “Summaries – Carillon Reams Core Bond Fund – Principal Investment Strategies” section on page 43 of the Prospectus, the following is added between the seventh and eighth sentences of the second paragraph:
CLOs are a type of securitized debt ordinarily issued by a trust or other special purpose entity, and are typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade.
In the “Principal Risks” section on page 3 of the Carillon Reams Core Bond Fund’s Summary Prospectus and the “Summaries - Carillon Reams Core Bond Fund - Principal Risks” section on page 44 of the Prospectus, the following paragraph is added immediately after the paragraph regarding callable securities risk.
•
Collateralized loan obligations (“CLOs”) risk is the risk that CLOs may expose the fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk. In addition to these risks, CLOs may also carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate for the CLO to make interest or other payments; (ii) the risk that the quality of the collateral may decline in value or default; (iii) the risk that the fund may invest in classes of CLOs that are subordinate to other classes; (iv) the risk that the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) the possibility that the CLO’s manager may perform poorly. CLOs may charge management and other administrative fees, which are in addition to those of the fund. CLOs may be difficult to value and may be highly leveraged, which could make them highly volatile.

In the “Principal Investment Strategies” section on page 2 of the Carillon Reams Core Plus Bond Fund’s Summary Prospectus and the “Summaries – Carillon Reams Core Plus Bond Fund – Principal Investment Strategies” section on page 51 of the Prospectus, the second sentence of the first paragraph is deleted and replaced with the following:
The bonds in which the fund may invest also include other fixed income instruments such as debt securities, to‑be‑announced securities, collateralized loan obligations (“CLOs”) and other similar instruments issued by various U.S. and non‑U.S. public- or private-sector entities.
In the “Principal Investment Strategies” section on page 2 of the Carillon Reams Core Plus Bond Fund’s Summary Prospectus and the “Summaries – Carillon Reams Core Plus Bond Fund – Principal Investment Strategies” section on page 51 of the Prospectus, the following is added between the ninth and tenth sentences of the first paragraph:
CLOs are a type of securitized debt, ordinarily issued by a trust or other special purpose entity, and are typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade.
In the “Principal Risks” section on page 3 of the Carillon Reams Core Plus Bond Fund’s Summary Prospectus and the “Summaries - Carillon Reams Core Plus Bond Fund - Principal Risks” section on page 52 of the Prospectus, the following paragraph is added immediately after the paragraph regarding callable securities risk.
•
Collateralized loan obligations (“CLOs”) risk is the risk that CLOs may expose the fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk. In addition to these risks, CLOs may also carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate for the CLO to make interest or other payments; (ii) the risk that the quality of the collateral may decline in value or default; (iii) the risk that the fund may invest in classes of CLOs that are subordinate to other classes; (iv) the risk that the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) the possibility that the CLO’s manager may perform poorly. CLOs may charge management and other administrative fees, which are in addition to those of the fund. CLOs may be difficult to value and may be highly leveraged, which could make them highly volatile.

In the “Principal Investment Strategies” section on page 2 of the Carillon Reams Unconstrained Bond Fund’s Summary Prospectus and the “Summaries – Carillon Reams Unconstrained Bond Fund – Principal Investment Strategies” section on page 59 of the Prospectus, the second sentence of the first paragraph is deleted and replaced with the following:
The fixed income instruments in which the fund may invest can be of varying maturities and include bonds, debt securities, mortgage- and asset-backed securities (including to‑be‑announced securities), collateralized loan obligations (“CLOs”) and other similar instruments issued by various U.S. and non‑U.S. public- or private-sector entities.
In the “Principal Investment Strategies” section on page 2 of the Carillon Reams Unconstrained Bond Fund’s Summary Prospectus and the “Summaries – Carillon Reams Unconstrained Bond Fund – Principal Investment Strategies” section on page 59 of the Prospectus, the following is added between the ninth and tenth sentences of the second paragraph:
CLOs are a type of securitized debt, ordinarily issued by a trust or other special purpose entity, and are typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade.
In the “Principal Risks” section on page 3 of the Carillon Reams Unconstrained Bond Fund’s Summary Prospectus and the “Summaries - Carillon Reams Unconstrained Bond Fund - Principal Risks” section on page 60 of the Prospectus, the following paragraph is added immediately after the paragraph regarding callable securities risk.
•
Collateralized loan obligations (“CLOs”) risk is the risk that CLOs may expose the fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk. In addition to these risks, CLOs may also carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate for the CLO to make interest or other payments; (ii) the risk that the quality of the collateral may decline in value or default; (iii) the risk that the fund may invest in classes of CLOs that are subordinate to other classes; (iv) the risk that the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) the possibility that the CLO’s manager may perform poorly. CLOs may charge management and other administrative fees, which are in addition to those of the fund. CLOs may be difficult to value and may be highly leveraged, which could make them highly volatile.

Carillon Reams Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
CARILLON SERIES TRUST
Carillon Reams Core Bond Fund
SUPPLEMENT DATED AUGUST 24, 2023
TO THE PROSPECTUS AND SUMMARY
PROSPECTUSES DATED MARCH 1, 2023
Effective immediately, the following changes are made to the Prospectus and Summary Prospectuses of the Carillon Reams Core Bond Fund, the Carillon Reams Core Plus Bond Fund, and the Carillon Reams Unconstrained Bond Fund, as applicable:
In the “Principal Investment Strategies” section on page 2 of the Carillon Reams Core Bond Fund’s Summary Prospectus and the “Summaries – Carillon Reams Core Bond Fund – Principal Investment Strategies” section on page 43 of the Prospectus, the second sentence of the first paragraph is deleted and replaced with the following:
The bonds in which the fund may invest also include other fixed income instruments such as debt securities, to‑be‑announced securities, collateralized loan obligations (“CLOs”) and other similar instruments issued by various U.S. and non‑U.S. public- or private-sector entities.
In the “Principal Investment Strategies” section on page 2 of the Carillon Reams Core Bond Fund’s Summary Prospectus and the “Summaries – Carillon Reams Core Bond Fund – Principal Investment Strategies” section on page 43 of the Prospectus, the following is added between the seventh and eighth sentences of the second paragraph:
CLOs are a type of securitized debt ordinarily issued by a trust or other special purpose entity, and are typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade.
In the “Principal Risks” section on page 3 of the Carillon Reams Core Bond Fund’s Summary Prospectus and the “Summaries - Carillon Reams Core Bond Fund - Principal Risks” section on page 44 of the Prospectus, the following paragraph is added immediately after the paragraph regarding callable securities risk.
•
Collateralized loan obligations (“CLOs”) risk is the risk that CLOs may expose the fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk. In addition to these risks, CLOs may also carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate for the CLO to make interest or other payments; (ii) the risk that the quality of the collateral may decline in value or default; (iii) the risk that the fund may invest in classes of CLOs that are subordinate to other classes; (iv) the risk that the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) the possibility that the CLO’s manager may perform poorly. CLOs may charge management and other administrative fees, which are in addition to those of the fund. CLOs may be difficult to value and may be highly leveraged, which could make them highly volatile.

Carillon Reams Core Plus Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
CARILLON SERIES TRUST
Carillon Reams Core Plus Bond Fund
SUPPLEMENT DATED AUGUST 24, 2023
TO THE PROSPECTUS AND SUMMARY
PROSPECTUSES DATED MARCH 1, 2023
Effective immediately, the following changes are made to the Prospectus and Summary Prospectuses of the Carillon Reams Core Bond Fund, the Carillon Reams Core Plus Bond Fund, and the Carillon Reams Unconstrained Bond Fund, as applicable:
In the “Principal Investment Strategies” section on page 2 of the Carillon Reams Core Plus Bond Fund’s Summary Prospectus and the “Summaries – Carillon Reams Core Plus Bond Fund – Principal Investment Strategies” section on page 51 of the Prospectus, the second sentence of the first paragraph is deleted and replaced with the following:
The bonds in which the fund may invest also include other fixed income instruments such as debt securities, to‑be‑announced securities, collateralized loan obligations (“CLOs”) and other similar instruments issued by various U.S. and non‑U.S. public- or private-sector entities.
In the “Principal Investment Strategies” section on page 2 of the Carillon Reams Core Plus Bond Fund’s Summary Prospectus and the “Summaries – Carillon Reams Core Plus Bond Fund – Principal Investment Strategies” section on page 51 of the Prospectus, the following is added between the ninth and tenth sentences of the first paragraph:
CLOs are a type of securitized debt, ordinarily issued by a trust or other special purpose entity, and are typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade.
In the “Principal Risks” section on page 3 of the Carillon Reams Core Plus Bond Fund’s Summary Prospectus and the “Summaries - Carillon Reams Core Plus Bond Fund - Principal Risks” section on page 52 of the Prospectus, the following paragraph is added immediately after the paragraph regarding callable securities risk.
•
Collateralized loan obligations (“CLOs”) risk is the risk that CLOs may expose the fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk. In addition to these risks, CLOs may also carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate for the CLO to make interest or other payments; (ii) the risk that the quality of the collateral may decline in value or default; (iii) the risk that the fund may invest in classes of CLOs that are subordinate to other classes; (iv) the risk that the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) the possibility that the CLO’s manager may perform poorly. CLOs may charge management and other administrative fees, which are in addition to those of the fund. CLOs may be difficult to value and may be highly leveraged, which could make them highly volatile.

Carillon Reams Unconstrained Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
CARILLON SERIES TRUST
Carillon Reams Unconstrained Bond Fund
SUPPLEMENT DATED AUGUST 24, 2023
TO THE PROSPECTUS AND SUMMARY
PROSPECTUSES DATED MARCH 1, 2023
Effective immediately, the following changes are made to the Prospectus and Summary Prospectuses of the Carillon Reams Core Bond Fund, the Carillon Reams Core Plus Bond Fund, and the Carillon Reams Unconstrained Bond Fund, as applicable:
In the “Principal Investment Strategies” section on page 2 of the Carillon Reams Unconstrained Bond Fund’s Summary Prospectus and the “Summaries – Carillon Reams Unconstrained Bond Fund – Principal Investment Strategies” section on page 59 of the Prospectus, the second sentence of the first paragraph is deleted and replaced with the following:
The fixed income instruments in which the fund may invest can be of varying maturities and include bonds, debt securities, mortgage- and asset-backed securities (including to‑be‑announced securities), collateralized loan obligations (“CLOs”) and other similar instruments issued by various U.S. and non‑U.S. public- or private-sector entities.
In the “Principal Investment Strategies” section on page 2 of the Carillon Reams Unconstrained Bond Fund’s Summary Prospectus and the “Summaries – Carillon Reams Unconstrained Bond Fund – Principal Investment Strategies” section on page 59 of the Prospectus, the following is added between the ninth and tenth sentences of the second paragraph:
CLOs are a type of securitized debt, ordinarily issued by a trust or other special purpose entity, and are typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade.
In the “Principal Risks” section on page 3 of the Carillon Reams Unconstrained Bond Fund’s Summary Prospectus and the “Summaries - Carillon Reams Unconstrained Bond Fund - Principal Risks” section on page 60 of the Prospectus, the following paragraph is added immediately after the paragraph regarding callable securities risk.
•
Collateralized loan obligations (“CLOs”) risk is the risk that CLOs may expose the fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk. In addition to these risks, CLOs may also carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate for the CLO to make interest or other payments; (ii) the risk that the quality of the collateral may decline in value or default; (iii) the risk that the fund may invest in classes of CLOs that are subordinate to other classes; (iv) the risk that the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) the possibility that the CLO’s manager may perform poorly. CLOs may charge management and other administrative fees, which are in addition to those of the fund. CLOs may be difficult to value and may be highly leveraged, which could make them highly volatile.